Results for the year - Employee costs - Remuneration to Executive Management and Board of Directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total	kr 219.0	kr 195.0	kr 121.0
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Severance payments		27.7
Executive Management and Board of Directors
Disclosure of transactions between related parties [line items]
Total	135.0	142.0	74.0
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	120.0	102.0	74.0
Pension	26.0	22.0	18.0
Benefits	14.0	4.0	6.0
Share-based incentive	40.0	22.0	7.0
Severance payments	0.0	28.0	0.0
Total	kr 200.0	178.0	105.0
Vesting period	3 years
Board of Directors
Disclosure of transactions between related parties [line items]
Total	kr 19.0	kr 17.0	kr 16.0